Changes in Non-Cash Working Capital Items (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Changes in non-cash working capital items [Abstract]
Increase (Decrease) in Accounts Receivable	$ 13,086,000	$ 9,704,000
Increase (Decrease) in Prepaid Expense	(2,128,000)	3,876,000
Increase (Decrease) in Accounts Payable, Trade	(41,846,000)	(8,886,000)
Increase (Decrease) in Accrued Liabilities	7,718,000	5,049,000
Increase (Decrease) in Income Taxes Payable	4,770,000	459,000
Increase (Decrease) in Deferred Revenue	(857,000)	(1,822,000)
Effect of foreign currency translation adjustments and other non-cash changes	(1,420,000)	3,150,000
Increase (Decrease) in Other Operating Capital, Net	$ (20,677,000)	$ 11,530,000